GOLDMAN SACHS TRUST

Supplement dated February 28, 2018 to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated February 28, 2018, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed on Exhibit A are not currently offered by the Funds.

This Supplement should be retained with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information for future reference.

Exhibit A

Goldman Sachs Fundamental International Equity Funds

Goldman Sachs International Equity ESG Fund

Goldman Sachs International Equity Income Fund

Goldman Sachs Fundamental Emerging Markets Equity Funds

Goldman Sachs Asia Equity Fund

Goldman Sachs Emerging Markets Equity Fund

Goldman Sachs N-11 Equity Fund

Goldman Sachs Dividend Focus Funds

Goldman Sachs Income Builder Fund

Goldman Sachs Rising Dividend Growth Fund

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Large Cap Growth Insights Fund

Goldman Sachs Large Cap Value Insights Fund

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Small Cap Growth Insights Fund

Goldman Sachs Small Cap Value Insights Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs International Equity Insights Funds

Goldman Sachs Emerging Markets Equity Insights Fund

Goldman Sachs International Equity Insights Fund

Goldman Sachs International Small Cap Insights Fund

Goldman Sachs Absolute Return Multi-Asset Fund

CLASSTFEBPROS 02-18